PRODUCT REVENUE (Tables)	12 Months Ended
Dec. 31, 2014
PRODUCT REVENUE [Abstract]
Schedule of Product Revenue
	Year Ended December 31
	2012	2013	2014
	RMB	RMB	RMB	US$
Media products	3,252,511	4,050,122	5,036,039	811,662
General merchandise	1,768,292	1,995,451	2,599,411	418,949
	5,020,803	6,045,573	7,635,450	1,230,611